Shareholder Report	6 Months Ended
Jul. 31, 2024 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Dreyfus Cash Management
Entity Central Index Key	0000759667
Document Period End Date	Jul. 31, 2024
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Dreyfus Cash Management
Class Name	Institutional Shares
Trading Symbol	DICXX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Investor Shares
Shareholder Report [Line Items]
Fund Name	Dreyfus Cash Management
Class Name	Investor Shares
Trading Symbol	DVCXX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
administrative shares
Shareholder Report [Line Items]
Fund Name	Dreyfus Cash Management
Class Name	Administrative Shares
Trading Symbol	DACXX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Preferred Shares
Shareholder Report [Line Items]
Fund Name	Dreyfus Cash Management
Class Name	Preferred Shares
Trading Symbol	DCEXX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
DREYFUS CASH MANAGEMENT | Institutional Shares
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Dreyfus Cash Management (the “Fund”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares*	$8	0.16%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

Expenses Paid, Amount	$ 8	[1]
Expense Ratio, Percent	0.16%	[1],[2]
Net Assets	$ 6,383,000,000
Holdings Count	14
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/24)

Fund Size (Millions)	Number of Holdings
$6,383	14

Holdings [Text Block]	Portfolio Holdings (as of 7/31/24) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]

• The Board of Trustees has approved the liquidation of the Fund, effective on or about September 6, 2024 (the “Liquidation Date”). Before the Liquidation Date, and at the discretion of Fund management, the Fund’s portfolio securities will be sold and the Fund may cease to pursue its investment objective and policies. The liquidation of the Fund may result in one or more taxable events for shareholders subject to federal income tax. Accordingly, effective on June 14, 2024 (the “Closing Date”), the Fund was closed to any investments for new accounts, except that new accounts may be established by participants in group retirement plans if the Fund is established as an investment option under the plans before the Closing Date.

This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated May 31, 2024, as supplemented, which is available at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated May 31, 2024, as supplemented, which is available at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
DREYFUS CASH MANAGEMENT | Investor Shares
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Dreyfus Cash Management (the “Fund”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$25	0.50%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

Expenses Paid, Amount	$ 25	[3]
Expense Ratio, Percent	0.50%	[3],[4]
Net Assets	$ 6,383,000,000
Holdings Count	14
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/24)

Fund Size (Millions)	Number of Holdings
$6,383	14

Holdings [Text Block]	Portfolio Holdings (as of 7/31/24) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]

• The Board of Trustees has approved the liquidation of the Fund, effective on or about September 6, 2024 (the “Liquidation Date”). Before the Liquidation Date, and at the discretion of Fund management, the Fund’s portfolio securities will be sold and the Fund may cease to pursue its investment objective and policies. The liquidation of the Fund may result in one or more taxable events for shareholders subject to federal income tax. Accordingly, effective on June 14, 2024 (the “Closing Date”), the Fund was closed to any investments for new accounts, except that new accounts may be established by participants in group retirement plans if the Fund is established as an investment option under the plans before the Closing Date.

This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated May 31, 2024, as supplemented, which is available at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated May 31, 2024, as supplemented, which is available at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
DREYFUS CASH MANAGEMENT | administrative shares
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Dreyfus Cash Management (the “Fund”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares*	$15	0.29%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

Expenses Paid, Amount	$ 15	[5]
Expense Ratio, Percent	0.29%	[5],[6]
Net Assets	$ 6,383,000,000
Holdings Count	14
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/24)

Fund Size (Millions)	Number of Holdings
$6,383	14

Holdings [Text Block]	Portfolio Holdings (as of 7/31/24) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]

• The Board of Trustees has approved the liquidation of the Fund, effective on or about September 6, 2024 (the “Liquidation Date”). Before the Liquidation Date, and at the discretion of Fund management, the Fund’s portfolio securities will be sold and the Fund may cease to pursue its investment objective and policies. The liquidation of the Fund may result in one or more taxable events for shareholders subject to federal income tax. Accordingly, effective on June 14, 2024 (the “Closing Date”), the Fund was closed to any investments for new accounts, except that new accounts may be established by participants in group retirement plans if the Fund is established as an investment option under the plans before the Closing Date.

This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated May 31, 2024, as supplemented, which is available at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated May 31, 2024, as supplemented, which is available at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
DREYFUS CASH MANAGEMENT | Preferred Shares
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Dreyfus Cash Management (the “Fund”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred Shares*	$5	0.10%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

Expenses Paid, Amount	$ 5	[7]
Expense Ratio, Percent	0.10%	[7],[8]
Net Assets	$ 6,383,000,000
Holdings Count	14
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/24)

Fund Size (Millions)	Number of Holdings
$6,383	14

Holdings [Text Block]	Portfolio Holdings (as of 7/31/24) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]

• The Board of Trustees has approved the liquidation of the Fund, effective on or about September 6, 2024 (the “Liquidation Date”). Before the Liquidation Date, and at the discretion of Fund management, the Fund’s portfolio securities will be sold and the Fund may cease to pursue its investment objective and policies. The liquidation of the Fund may result in one or more taxable events for shareholders subject to federal income tax. Accordingly, effective on June 14, 2024 (the “Closing Date”), the Fund was closed to any investments for new accounts, except that new accounts may be established by participants in group retirement plans if the Fund is established as an investment option under the plans before the Closing Date.

This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated May 31, 2024, as supplemented, which is available at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated May 31, 2024, as supplemented, which is available at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview

[1]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[2]	Annualized
[3]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[4]	Annualized
[5]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[6]	Annualized
[7]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[8]	Annualized